CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS
Cash at bank and on hand	$ 867	$ 840
Short-term deposits with original maturity of less than three months	476	464
Cash and cash equivalents	1,343	1,304
Less overdrafts	(201)	0	$ 0
Cash and cash equivalents net of overdrafts as presented in the consolidated statement of cash flows	1,142	1,304	$ 2,873	$ 2,942
Restricted cash	0	0
Investments in money market funds	$ 281	$ 91